Loans (Tables)	12 Months Ended
Dec. 31, 2018
Loans and Leases Receivable Disclosure [Abstract]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
The following table provides changes in accretable discount for loans acquired with deteriorated credit quality:

	For the Year Ended
(in thousands)	December 31, 2018	December 31, 2017
Balance at the beginning of the period	$—	$—
Acquisitions	176	—
Reductions due to change in projected cash flows	—	—
Reclass from non-accretable difference	—	—
Transfers out	16	—
Accretion	16	—
Balance at end of period	$144	$—

Schedule of composition of loan portfolio by class of loan
The composition of the loan portfolio, by class of loan, as of December 31, 2018 and December 31, 2017 was as follows:

	12/31/2018			12/31/2017
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$1,072,786	$4,603	$1,077,389	$1,053,453	$4,413	$1,057,866
Commercial real estate *	1,283,045	4,750	1,287,795	1,167,607	4,283	1,171,890
Construction real estate:
Commercial	175,300	801	176,101	125,389	401	125,790
Mortgage	70,541	151	70,692	52,203	133	52,336
Installment	2,433	7	2,440	3,878	13	3,891
Residential real estate:
Commercial	429,730	1,150	430,880	393,094	1,029	394,123
Mortgage	1,134,278	1,227	1,135,505	1,110,426	1,516	1,111,942
HELOC	215,283	1,159	216,442	203,178	974	204,152
Installment	14,327	36	14,363	18,526	53	18,579
Consumer	1,292,136	3,756	1,295,892	1,241,736	3,808	1,245,544
Leases	2,273	26	2,299	2,993	36	3,029
Total loans	$5,692,132	$17,666	$5,709,798	$5,372,483	$16,659	$5,389,142
* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.

Schedule of recorded investment in nonaccrual restructured and loans past due 90 days or more and accruing
The following table presents the recorded investment in nonaccrual loans, accruing TDRs, and loans past due 90 days or more and still accruing by class of loan as of December 31, 2018 and December 31, 2017:

	12/31/2018
(In thousands)	Nonaccrual Loans	Accruing TDRs	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$14,998	$196	$10	$15,204
Commercial real estate	25,566	2,860	—	28,426
Construction real estate:
Commercial	1,866	—	—	1,866
Mortgage	—	15	20	35
Installment	19	9	—	28
Residential real estate:
Commercial	2,610	122	—	2,732
Mortgage	16,892	9,100	1,124	27,116
HELOC	2,158	1,028	9	3,195
Installment	468	1,049	24	1,541
Consumer	3,377	843	1,115	5,335
Total loans	$67,954	$15,222	$2,302	$85,478

	12/31/2017
(In thousands)	Nonaccrual Loans	Accruing TDRs	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$16,773	$1,291	$—	$18,064
Commercial real estate	12,979	5,163	—	18,142
Construction real estate:
Commercial	986	338	—	1,324
Mortgage	8	92	—	100
Installment	52	—	—	52
Residential real estate:
Commercial	18,835	224	—	19,059
Mortgage	16,841	10,766	568	28,175
HELOC	1,593	1,025	14	2,632
Installment	586	616	7	1,209
Consumer	3,403	662	1,256	5,321
Total loans	$72,056	$20,177	$1,845	$94,078

Schedule of loans individually evaluated for impairment and loans collectively evaluated for impairment
The following table provides additional information regarding those nonaccrual and accruing TDR loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2018 and December 31, 2017.

	12/31/2018			12/31/2017
(In thousands)	Nonaccrual and accruing TDRs	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing TDRs	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$15,194	$15,120	$74	$18,064	$18,039	$25
Commercial real estate	28,426	28,426	—	18,142	18,142	—
Construction real estate:
Commercial	1,866	1,866	—	1,324	1,324	—
Mortgage	15	—	15	100	—	100
Installment	28	—	28	52	—	52
Residential real estate:
Commercial	2,732	2,732	—	19,059	19,059	—
Mortgage	25,992	—	25,992	27,607	—	27,607
HELOC	3,186	—	3,186	2,618	—	2,618
Installment	1,517	—	1,517	1,202	—	1,202
Consumer	4,220	—	4,220	4,065	—	4,065
Total loans	$83,176	$48,144	$35,032	$92,233	$56,564	$35,669

Schedule of loans individually evaluated for impairment by class of loan
The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2018 and December 31, 2017.

	12/31/2018			12/31/2017
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$8,999	$3,713	$—	$19,899	$14,704	$—
Commercial real estate	26,663	26,213	—	18,974	18,060	—
Construction real estate:
Commercial	4,679	1,866	—	2,788	1,324	—
Residential real estate:
Commercial	2,691	2,374	—	19,346	19,012	—
With an allowance recorded
Commercial, financial and agricultural	13,736	11,407	2,169	5,394	3,335	681
Commercial real estate	2,255	2,213	86	137	82	2
Construction real estate:
Commercial	—	—	—	—	—	—
Residential real estate:
Commercial	358	358	18	47	47	1
Total	$59,381	$48,144	$2,273	$66,585	$56,564	$684

Schedule of average recorded investment and interest income recognized on loans individually evaluated for impairment
The following tables present the average recorded investment and interest income recognized subsequent to impairment on loans individually evaluated for impairment as of and for the years ended December 31, 2018, 2017, and 2016:

		Year ended December 31, 2018
(In thousands)	Recorded Investment as of December 31, 2018	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$15,120	$21,000	$695
Commercial real estate	28,426	23,024	1,047
Construction real estate:
Commercial	1,866	1,709	34
Residential real estate:
Commercial	2,732	5,308	114
Consumer	—	—	—
Total	$48,144	$51,041	$1,890

		Year ended December 31, 2017
(In thousands)	Recorded Investment as of December 31, 2017	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$18,039	$23,154	$963
Commercial real estate	18,142	21,692	903
Construction real estate:
Commercial	1,324	1,729	64
Residential real estate:
Commercial	19,059	20,490	778
Consumer	—	5	—
Total	$56,564	$67,070	$2,708

		Year ended December 31, 2016
(In thousands)	Recorded Investment as of December 31, 2016	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$20,624	$26,821	$885
Commercial real estate	24,474	22,828	884
Construction real estate:
Commercial	2,226	5,503	66
Residential real estate:
Commercial	23,102	24,341	2,942
Consumer	—	3	—
Total	$70,426	$79,496	$4,777

Schedule of aging of the recorded investment in past due loans
The following tables present the aging of the recorded investment in past due loans as of December 31, 2018 and December 31, 2017 by class of loan.

	12/31/2018
(In thousands)	Accruing loans past due 30-89 days	Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	Total past due	Total current (2)	Total recorded investment
Commercial, financial and agricultural	$4,786	$1,375	$6,161	$1,071,228	$1,077,389
Commercial real estate	780	3,584	4,364	1,283,431	1,287,795
Construction real estate:
Commercial	—	1,635	1,635	174,466	176,101
Mortgage	133	20	153	70,539	70,692
Installment	28	19	47	2,393	2,440
Residential real estate:
Commercial	683	1,104	1,787	429,093	430,880
Mortgage	13,210	8,553	21,763	1,113,742	1,135,505
HELOC	620	907	1,527	214,915	216,442
Installment	155	274	429	13,934	14,363
Consumer	9,524	2,131	11,655	1,284,237	1,295,892
Leases	—	—	—	2,299	2,299
Total loans	$29,919	$19,602	$49,521	$5,660,277	$5,709,798

(1) Includes an aggregate of $2.3 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
(2) Includes an aggregate of $50.7 million of nonaccrual loans which are current in regards to contractual principal and interest payments.

	12/31/2017
(In thousands)	Accruing loans past due 30-89 days	Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	Total past due	Total current (2)	Total recorded investment

Commercial, financial and agricultural	$145	$1,043	$1,188	$1,056,678	$1,057,866
Commercial real estate	856	2,360	3,216	1,168,674	1,171,890
Construction real estate:
Commercial	29	—	29	125,761	125,790
Mortgage	256	—	256	52,080	52,336
Installment	54	19	73	3,818	3,891
Residential real estate:
Commercial	16	1,586	1,602	392,521	394,123
Mortgage	11,515	9,232	20,747	1,091,195	1,111,942
HELOC	616	876	1,492	202,660	204,152
Installment	239	253	492	18,087	18,579
Consumer	11,515	2,407	13,922	1,231,622	1,245,544
Leases	—	—	—	3,029	3,029
Total loans	$25,241	$17,776	$43,017	$5,346,125	$5,389,142

(1) Includes an aggregate of $1.8 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
(2) Includes an aggregate of $56.1 million of nonaccrual loans which are current in regards to contractual principal and interest payments.

Schedule of recorded investment by loan grade
The tables below present the recorded investment by loan grade at December 31, 2018 and December 31, 2017 for all commercial loans:

	12/31/2018
(In thousands)	5 Rated	6 Rated	Nonaccrual and Accruing TDRs	Purchased Credit Impaired(1)	Pass-Rated	Recorded Investment
Commercial, financial and agricultural*	$11,509	$444	$15,194	$148	$1,050,094	$1,077,389
Commercial real estate*	2,707	—	28,426	3,059	1,253,603	$1,287,795
Construction real estate:
Commercial	1,560	—	1,866	503	172,172	$176,101
Residential real estate:
Commercial	272	41	2,732	251	427,584	$430,880
Leases	—	—	—	—	2,299	$2,299
Total Commercial Loans	$16,048	$485	$48,218	$3,961	$2,905,752	$2,974,464

* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.
(1) Excludes loans acquired with deteriorated credit quality which are nonaccrual or TDRs due to additional credit deterioration or modification post acquisition. These loans had a recorded investment of $475,000 at December 31, 2018.

	12/31/2017
(In thousands)	5 Rated	6 Rated	Nonaccrual and Accruing TDRs	Purchased Credit Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$17,272	$153	$18,064	$—	$1,022,377	$1,057,866
Commercial real estate*	5,322	457	18,142	—	1,147,969	1,171,890
Construction real estate:
Commercial	278	—	1,324	—	124,188	125,790
Residential real estate:
Commercial	216	1	19,059	—	374,847	394,123
Leases	—	—	—	—	3,029	3,029
Total Commercial Loans	$23,088	$611	$56,589	$—	$2,672,410	$2,752,698

Schedule of troubled debt restructurings on financing receivables
The following tables detail the number of contracts modified as TDRs during the years ended December 31, 2018, 2017 and 2016 as well as the recorded investment of these contracts at December 31, 2018, 2017, and 2016. The recorded investment pre- and post-modification is generally the same due to the fact that Park does not typically forgive principal.

	Year ended December 31, 2018
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	21	$28	$829	$857
Commercial real estate	17	414	3,172	3,586
Construction real estate:
Commercial	1	—	—	—
Mortgage	—	—	—	—
Installment	2	10	—	10
Residential real estate:
Commercial	3	54	363	417
Mortgage	25	842	854	1,696
HELOC	21	558	86	644
Installment	19	459	69	528
Consumer	283	204	1,249	1,453
Total loans	392	$2,569	$6,622	$9,191

	Year ended December 31, 2017
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	29	$945	$2,770	$3,715
Commercial real estate	9	1,050	313	1,363
Construction real estate:
Commercial	—	—	—	—
Mortgage	1	—	8	8
Installment	—	—	—	—
Residential real estate:
Commercial	15	144	486	630
Mortgage	33	888	1,359	2,247
HELOC	19	474	102	576
Installment	11	251	43	294
Consumer	309	171	1,121	1,292
Total loans	426	$3,923	$6,202	$10,125

	Year ended December 31, 2016
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	32	$191	$8,450	$8,641
Commercial real estate	14	3,844	2,537	6,381
Construction real estate:
Commercial	2	—	1,143	1,143
Mortgage	—	—	—	—
Installment	1	—	—	—
Residential real estate:
Commercial	11	89	1,033	1,122
Mortgage	34	114	2,292	2,406
HELOC	13	104	178	282
Installment	5	102	3	105
Consumer	293	184	994	1,178
Total loans	405	$4,628	$16,630	$21,258

Of those loans which were modified and determined to be a TDR during the year ended December 31, 2018, $0.5 million were on nonaccrual status as of December 31, 2017. Of those loans which were modified and determined to be a TDR during the year ended December 31, 2017, $1.8 million were on nonaccrual status as of December 31, 2016. Of those loans which were modified and determined to be a TDR during the year ended December 31, 2016, $9.4 million were on nonaccrual status as of December 31, 2015.

The following table presents the recorded investment in financing receivables which were modified as TDRs within the previous 12 months and for which there was a payment default during the year ended December 31, 2018, December 31, 2017, and December 31, 2016. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under the modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	Year ended December 31, 2018		Year ended December 31, 2017		Year ended December 31, 2016
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	3	$104	—	$—	7	$419
Commercial real estate	—	—	2	82	5	843
Construction real estate:
Commercial	—	—	—	—	—	—
Mortgage	—	—	—	—	—	—
Installment	—	—	—	—	—	—
Residential real estate:
Commercial	—	—	2	117	7	848
Mortgage	8	518	6	467	15	1,201
HELOC	2	32	4	194	—	—
Installment	1	29	—	—	1	3
Consumer	59	636	50	375	62	484
Leases	—	—	—	—	—	—
Total loans	73	$1,319	$64	$1,235	97	$3,798